Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Parent Entity Information [abstract]
Statement of Comprehensive Income (Loss) of Parent Entity
Statement of comprehensive income

	Parent
	June 30, 2022 A$	June 30, 2021 A$	June 30, 2020 A$
Loss after income tax	(30,284,020)	(29,227,163)	(13,482,664)

Total comprehensive loss	(30,284,020)	(29,227,163)	(13,482,664)

Statement of Financial Position of Parent Entity
Statement of financial position

	Parent
	June 30, 2022 A$	June 30, 2021 A$
Total current assets	55,353,360	51,560,979
Total non current assets	42,570,439	25,908,877

Total assets	97,923,799	77,469,856

Total current liabilities	1,296,679	1,309,609
Total non current liabilities	2,654,636	4,314,029

Total liabilities	3,951,315	5,623,638

Equity
— Contributed equity	367,407,757	313,422,305
— Reserves	28,752,813	34,845,815
— Accumulated losses	(302,188,086)	(276,421,902)

Total equity	93,972,484	71,846,218